MRP SynthEquity ETF

Schedule of Investments

March 31, 2025 (Unaudited)

PURCHASED OPTIONS - 12.8%(a)(b)(c)	Notional Amount	Contracts	Value
Call Options - 12.8%
S&P 500 Index, Expiration: 3/20/2026; Exercise Price: $6,800.00	$18,519,105	33	$98,340
S&P 500 Index, Expiration: 3/20/2026; Exercise Price: $5,900.00	18,519,105	33	1,023,495
			1,121,835

TOTAL PURCHASED OPTIONS (Cost $1,425,379)			1,121,835

U.S. TREASURY SECURITIES - 90.2%	Interest Rate	Maturity Date	Par	Value
U.S. Treasury Note/Bond	4.63%	03/15/26	1,983,000	1,993,099
U.S. Treasury Note/Bond	4.00%	12/15/25	1,985,000	1,983,571
U.S. Treasury Note/Bond	3.50%	09/15/25	1,986,000	1,980,046
U.S. Treasury Note/Bond	2.88%	06/15/25	1,986,000	1,980,066
				7,936,782

TOTAL U.S. TREASURY SECURITIES (Cost $7,938,586)				7,936,782

SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%			Shares	Value
First American Government Obligations Fund - Class X, 4.27%(d)			37,166	37,166

TOTAL SHORT-TERM INVESTMENTS (Cost $37,166)				37,166

TOTAL INVESTMENTS - 103.4% (Cost $9,401,131)				$9,095,783
Liabilities in Excess of Other Assets - (3.4)%				(300,556)
TOTAL NET ASSETS - 100.0%				$8,795,227

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(d)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

MRP SynthEquity ETF
Schedule of Written Options Contracts
March 31, 2025 (Unaudited)

WRITTEN OPTIONS - (0.7)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (0.7)%
S&P 500 Index, Expiration: 3/20/2026; Exercise Price: $6,950.00	$(18,519,105)	(33)	$(61,215)

TOTAL WRITTEN OPTIONS (Premiums received $89,469)			(61,215)

(a)	100 shares per contract.
(b)	Exchange-traded.